SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

(1). Bank Loans

On May 18, 2022, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with China Construction Bank to borrow RMB 1.0 million (equivalent to US$157,652) as working capital for one year, with maturity date on May 18, 2023 and interest rate of 3.96% per annum.

On June 23, 2022, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB 6 million (equivalent to US$0.9 million) short-term loan as working capital for one year, with interest rate of 5.22% per annum and maturity date on June 22, 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Ag-tech and certain free patent owned by the Company as collateral to guarantee this loan.

(2). Issuance of stock options to a new Board member

On June 27, 2022, Christopher Constable resigned from the position as an Independent Director and Chairman of the Audit Committee of the Company’s Board of Directors.

Effective June 28, 2022, the Board of Directors appointed Jeffrey J. Guzy to serve as a new Independent Director and a member and Chairman of the Audit Committee of the Board. Mr. Guzy has been granted $50,000 worth of options exercisable at $0.01 per share, determined by reference to the Company’s closing share price on June 27, 2022. An additional $20,000 worth of options were granted in consideration for Mr. Guzy’s service as audit committee chairman. The options shall vest and become exercisable by in equal monthly installments over the course of the director’s initial year of service.

(3). Exercise of the stock options

As disclosed in Note 16, pursuant to the Director Service Agreements with the Company’s independent directors and following the completion of the Company’s IPO, the Company granted stock options to three independent directors to purchase an aggregate of 36,000 shares of the Company’s ordinary shares, par value of $0.0001 per share, at exercise price of $0.01 per share, as part of the compensation to these independent directors. On July 4, 2022, 14,000 shares of warrants were exercised by one of the independent directors.

(4). Exercise of the warrants

As disclosed in Note 15, in connection with the Company’s IPO, the Company agreed to issue to the underwriters with warrants to purchase up to a total of 101,200 ordinary shares of the Company, with warrant terms of five years and an exercise price of $5.00 per share, among which 50,600 shares of warrants had been exercised on October 1, 2021 by cashless method, which resulted in 20,381 ordinary shares issued with no proceeds received by the Company from this transaction. Subsequently, on July 13, 2022, the underwriters elected to exercise the remaining 50,600 shares of warrants under the cashless method, which resulted in 31,845 ordinary shares issued with no proceeds received by the Company from this transaction.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS